Cover	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2024
Entity File Number	001-15877
Entity Registrant Name	GERMAN AMERICAN BANCORP, INC.
Entity Central Index Key	0000714395
Entity Tax Identification Number	35-1547518
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	711 Main Street
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	482-1314
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	GABC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false